Financial assets - Securitization of trade receivables (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Securitization of trade receivables
Interest earned on SPE loans		$ 1,313
Servicing fees income		622
Securitizations
Securitization of trade receivables
Upfront cash consideration		166,525
Term of the securitization program	3 years
Trade receivables sold under securitization program		850
Loss on transferral of trade receivables		(7,256)
Recognised assets representing continuing involvement in derecognised financial assets		82,638
Maximum exposure to loss from continuing involvement		82,638
Maximum commitment by Finacity Capital Management		5,000
Factoring of receivables
Securitization of trade receivables
Factored receivable		3,801	$ 100,827
Senior Subordinated Loan | Securitizations
Securitization of trade receivables
Amount		$ 82,345
Interest Rate		4.00%
Junior Subordinated Loan | Securitizations
Securitization of trade receivables
Amount		$ 293
Interest Rate		30.00%
Maximum | Securitizations
Securitization of trade receivables
Upfront cash consideration	$ 250,000